UNITED STATES SECURITIES AND EXCHANGE
COMMISSION  Washington, DC 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000.

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):[ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Walter Scott & Partners Ltd
Address:  Millburn Tower
          Gogar
          Edinburgh EH12 9BS
          Scotland

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Smith
Title:     Director
Phone:     +44 131 339 3777

Signature       Place                   Date of Signing:

James Smith     Edinburgh, Scotland     August 7, 2000.

Report Type (Check only one):

[x]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:      0

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
Form 13F Information Table Entry Total:  48
Form 13F Information Table Value Total:  $ 164,393,000

                            TITLE OF               VALUE     SHARES/   SH/  INV
NAME OF ISSUER              CLASS     CUSIP       (x$1000)   PRN AMT   PRN  DISC

ABBOTT LABS                 COM STK   002824100   3,966      89,000    SH   SOLE
AMERICAN POWER CONVERSION   COM STK   029066107   1,061      26,000    SH   SOLE
ANADARKO PETROLEUM          COM STK   032511107   9,103     184,600    SH   SOLE
EMBOTELLADORA ANDINA A      ADR       29081P204     251      21,400    SH   SOLE
AUTOMATIC DATA              COM STK   053015103   1,697      31,680    SH   SOLE
AUTOZONE INC                COM STK   053332102   4,228     192,200    SH   SOLE
BARRETT RESOURCES           COM STK   068480201     791      26,000    SH   SOLE
BELLSOUTH CORP              COM STK   079860102     298       7,000    SH   SOLE
CARINIVAL CORP              COM STK   143658102     254      13,000    SH   SOLE
CIRC CITY STORES            COM STK   172737108   5,934     178,800    SH   SOLE
COCA-COLA FEMSA SA DE C V   ADR       191241108     359      19,000    SH   SOLE
COFLEXIP                    ADR       192384105   5,203      86,000    SH   SOLE
COMPANHIA CERVEJARIA BRAHMA ADR       20440X103     578      34,000    SH   SOLE
DALLAS SEMICONDUCTOR        COM STK   235204104   3,097      76,000    SH   SOLE
DOLLAR GENERAL              COM STK   256669102     244      12,500    SH   SOLE
ELECTRONIC DATA SYSTEMS     COM STK   285661104   1,713      41,530    SH   SOLE
EOG RESOURCES               COM STK   26875P101   7,203     215,000    SH   SOLE
FAMILY DOLLAR STORES        COM STK   307000109     235      12,000    SH   SOLE
FASTENAL CO.                COM STK   311900104   6,703     132,400    SH   SOLE
G AND K SERVICES            CLASS A   361268105     501      20,000    SH   SOLE
GAP INC                     COM STK   364760108     203       6,500    SH   SOLE
GRUPO ELEKTRA SA            ADR       40050A102     615      60,000    SH   SOLE
HARLEY-DAVIDSON             COM STK   412822108   7,723     200,600    SH   SOLE
HEARTLAND EXPRESS           COM STK   422347104   1,252      75,000    SH   SOLE
HOME DEPOT INC              COM STK   437076102   7,950     159,200    SH   SOLE
JOHNSON & JOHNSON           COM STK   478160104     357       3,500    SH   SOLE
KOREA TELECOM               ADR       50063P103     484      10,000    SH   SOLE
LINCOLN NATIONAL CORP       COM STK   534187109   6,676     184,800    SH   SOLE
LINEAR TECHNOLOGY           COM STK   535678106  15,857     248,000    SH   SOLE
MICROS SYSTEMS              COM STK   594901100   1,893     102,000    SH   SOLE
MYLAN LABS                  COM STK   628530107   2,502     137,100    SH   SOLE
NABORS INDS INC             COM STK   629568106  11,513     277,000    SH   SOLE
INDUSTRIE NATUZZI S P A     ADR       456478106   2,613     220,000    SH   SOLE
NEWELL RUBBERMAID           COM STK   651229106   4,037     156,759    SH   SOLE
BRASIL DISTR PAO ACUCAR CBD ADR       20440T201     643      20,000    SH   SOLE
PATTERSON DENTAL            COM STK   703412106   2,101      20,600    SH   SOLE
POHANG IRON & STEEL         ADR       730450103     384      16,000    SH   SOLE
PRECISION DRILLING          COM STK   74022D100     946      24,500    SH   SOLE
RPM INC                     COM STK   749685103   2,182     215,500    SH   SOLE
SCHLUMBERGER LTD            COM STK   806857108  10,059     134,800    SH   SOLE
SIGMA ALDRICH               COM STK   826552101   4,183     143,000    SH   SOLE
SYSCO CORP.                 COM STK   871829107   8,269     196,300    SH   SOLE
TELECOM ARGENTINA           ADR       879273209     319      11,600    SH   SOLE
TELEFONOS DE MEXICO         ADR       879403780     769      13,400    SH   SOLE
TELEBRAS - SPONS ADR        ADR       879287308     486       5,000    SH   SOLE
MENS WEARHOUSE              COM STK   587118100     346      15,500    SH   SOLE
ELAN CORP PLC               ADR       284131208  14,531     300,000    SH   SOLE
ERICSSON (LM)               ADR       294821400   2,080     104,000    SH   SOLE